SEGMENT INFORMATION Entity-Wide Disclosures on Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Entity Wide Disclosure On Geographic Areas Attributed To Individual Foreign Countries [Line Items]
Net revenue	$ 6,615	$ 5,444	$ 4,481
Long-Lived Assets	1,288	1,349
United States [Member]
Entity Wide Disclosure On Geographic Areas Attributed To Individual Foreign Countries [Line Items]
Net revenue	2,016	1,760	1,495
Long-Lived Assets	567	654
China [Member]
Entity Wide Disclosure On Geographic Areas Attributed To Individual Foreign Countries [Line Items]
Net revenue	1,035	744	598
Japan [Member]
Entity Wide Disclosure On Geographic Areas Attributed To Individual Foreign Countries [Line Items]
Net revenue	700	549	476
Long-Lived Assets	170	180
Rest Of World [Member]
Entity Wide Disclosure On Geographic Areas Attributed To Individual Foreign Countries [Line Items]
Net revenue	2,864	2,391	1,912
Long-Lived Assets	$ 551	$ 515